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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 1, 2006



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Research Bond Fund (the "Fund")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the W Share Prospectus for the Fund does not differ from that contained in Post-Effective Amendment No. 62 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2006.

         Please call the undersigned at (617) 954-4340 or Laura Wallace at (617) 954-7207 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

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